Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	$ 281.8	$ 1,915.9
Total	259.2	1,862.5
Back end fee due to PPL and Keppel on Delivery of rigs	13.5	42.8
Effective interest rate adjustments on PPL and Keppel Delivery financing	9.1	17.1
Deferred finance charges	0.0	(6.5)
Hayfin Term Loan Facility
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	197.0
Syndicated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	272.7
New Bridge Revolving Credit Facility
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	30.3
Convertible Bonds
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	350.0
Principal	350.0	350.0
PPL Delivery Financing
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	753.3
Keppel Delivery Financing
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	$ 259.2	$ 259.2